Goodwill and Intangible Assets - Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2014
Goodwill [Line Items]
Goodwill, Acquired During Period	$ 28.0
Goodwill [Roll Forward]
Balance at October 1, 2013	1,475.8
Cumulative translation adjustment	(16.4)
Balance at September 30, 2014	1,487.4
Household Products [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	0
Goodwill [Roll Forward]
Balance at October 1, 2013	37.2
Cumulative translation adjustment	(0.1)
Balance at September 30, 2014	37.1
Personal Care [Member]
Goodwill [Line Items]
Goodwill, Acquired During Period	28.0
Goodwill [Roll Forward]
Balance at October 1, 2013	1,438.6
Cumulative translation adjustment	(16.3)
Balance at September 30, 2014	$ 1,450.3